Concentration of credit risks (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor
	Revenue concentration (% of total net sales)			Receivables concentration (% of total accounts receivable)
	12 months ended December 31,			As at December 31,
	2021	2020	2019	2021	2020
IoT operating segment
Multinational electronics contract manufacturing company	10%	18%	12%	13%	14%
International packaging solutions, technology and chips	1%	8%	11%	0%	2%